[Cover Page]


1998 SEMIANNUAL REPORT
CENTENNIAL AMERICA FUND, L.P.
JUNE 30, 1998

JAMES C. SWAIN
Chairman
Centennial America Fund, L.P.

BRIDGET A. MACASKILL
President
Centennial America Fund, L.P.

Dear Shareholder:

In a period of excitement and volatility for stock markets here and abroad, money market funds, such as Centennial America Fund, L.P., generally continued to provide stable returns. Yields moved in a very narrow range, as the Federal Reserve Board, which raises and lowers short-term interest rates based on its view of inflation, stayed on the sidelines for the entire six-month period.

Two opposing forces have kept the Fed from raising or lowering rates. On one hand, the U.S. economy continues to grow at a strong pace, with the unemployment rate at just 4.5% and consumer confidence soaring. On the other hand, the Asian financial crisis shows no signs of easing, which has weakened global demand for goods and services. Since the United States is a major exporter to Asia, slackening demand and devalued currencies in the Far East have created a dampening effect on inflation. Remarkably, seven years into an economic expansion, U.S. inflation has now been running below 2%.

For the six months ended June 30, 1998, Centennial America Fund, L.P. produced a compounded annualized yield of 4.65%. Without compounding, the corresponding yield was 4.55%. The seven-day annualized yields, with and without compounding, on June 30, 1998 were 4.67% and 4.57%, respectively.(1) It is important to remember that an investment in the Fund is neither insured nor guaranteed by the U.S. government, and there is no assurance that the Fund will maintain a stable $1.00 share price in the future.

During the period, the Asian crisis boosted worldwide demand for U.S. Treasury bills, as investors sought safety and liquidity for their money. That extra demand boosted T-bill prices and reduced their yields. As a result, yields on U.S. government agency securities were often significantly higher than those of T-bills. To achieve greater yield without incurring additional credit risk, most of the portfolio was invested in agency securities, which offered a slightly higher yield than T-bills.

When the difference between T-bill yields and U.S. government agency yields narrowed, we purchased T-bills. Since T-bills are much more liquid than government agency securities, they are quite attractive to us as money market fund managers. In addition, because of the unusual fluctuation in T-bill yields arising from the Asian crisis, it was possible to buy T-bills, watch them closely, and then sell them at a substantial gain after only a few weeks or months.

During the rest of 1998 and beyond, we plan to continue monitoring global events so that we can position the portfolio accordingly. We will also continue to invest conservatively, always keeping in mind your objectives of safety and liquidity.

Thank you for your confidence in Centennial America Fund, L.P. We look forward to helping you reach your investment goals, part of our commitment to you as THE RIGHT WAY TO INVEST.

Sincerely,


/S/James C. Swain
James C. Swain


/S/Bridget A. Macaskill
Bridget A. Macaskill
July 22, 1998

1. Compounded yields assume reinvestment of dividends. Past performance is not indicative of future results.

2 Centennial America Fund, L.P.

---------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS June 30, 1998 (Unaudited)
Centennial America Fund, L.P.


                                                                                       FACE                     VALUE
                                                                                       AMOUNT                   SEE NOTE 1
===========================================================================================================================
U.S. GOVERNMENT AGENCIES - 78.3%
---------------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank, 5.42%, 7/7/98                                                $       640,000          $  639,422
---------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank:
5.41%, 8/12/98                                                                                 575,000             571,371
5.55%, 7/10/98                                                                                 710,000             709,015
---------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
5.42%, 7/15/98                                                                                 802,000             800,309
5.43%, 7/1/98                                                                                  660,000             660,000
5.45%, 7/20/98                                                                                 800,000             797,673
5.46%, 7/17/98                                                                                 895,000             892,828
5.46%, 7/9/98                                                                                  389,000             388,528
5.46%, 7/14/98                                                                                 802,000             800,413
5.48%, 7/27/98                                                                                 545,000             542,843
5.48%, 7/23/98                                                                                 812,000             809,281
5.49%, 7/31/98                                                                                 632,000             629,109
---------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5.43%, 7/17/98                                                                                 359,000             358,134
5.475%, 7/22/98                                                                                640,000             637,956
---------------------------------------------------------------------------------------------------------------------------
Student Loan Marketing Assn., guaranteeing commercial paper of:
NEBHELP, Inc.:
5.53%, 7/10/98(1)                                                                              876,000             874,789
5.54%, 7/27/98(1)                                                                            1,000,000             995,999
New Hampshire Higher Education Loan Corp., Commercial Paper Nts., Series 1995A:
5.48%, 7/29/98                                                                               1,255,000           1,249,651
5.48%, 7/30/98                                                                                 832,000             828,327
---------------------------------------------------------------------------------------------------------------------------
USA Group Secondary Market Services, Inc., Education Loan Revenue Nts., Series A:
5.48%, 7/17/98                                                                               1,200,000           1,197,077
5.50%, 7/8/98                                                                                  536,000             535,427
                                                                                                             --------------
Total U.S. Government Agencies                                                                                  14,918,152

===========================================================================================================================
REPURCHASE AGREEMENTS - 22.0%
---------------------------------------------------------------------------------------------------------------------------
Repurchase  agreement  with  PaineWebber,  Inc.,  6.10%,  dated  6/30/98,  to be repurchased  at $4,200,712  on 7/1/98,  collateralized  by  Government  National
Mortgage Assn. Participation Nts., 6.50%-7.50%, 1/15/23-1/15/28, with a value of
$2,681,612, and Federal National Mortgage Assn. Participation Nts., 6.50%-7.50%,
8/1/11-2/1/28, with a value of $1,609,261                                                    4,200,000           4,200,000
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE                                                                      100.3%         19,118,152
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                             (0.3)            (56,605)
                                                                                         --------------      --------------

NET ASSETS                                                                                       100.0%        $19,061,547
                                                                                        ==============     ===============

1. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $1,870,788, or 9.81% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Managing General Partners.

See accompanying Notes to Financial Statements.



=============================================================================================================================
STATEMENT OF ASSETS AND LIABILITIES June 30, 1998 (Unaudited)
Centennial America Fund, L.P.


=============================================================================================================================
ASSETS
Investments, at value (including repurchase agreement of $4,200,000)
 - see accompanying statement                                                                                    $19,118,152
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                  85,475
-----------------------------------------------------------------------------------------------------------------------------
Receivables:
Shares of beneficial interest sold                                                                                     8,096
Interest                                                                                                                 683
-----------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                 21,346
                                                                                                        ---------------------
Total assets                                                                                                      19,233,752

=============================================================================================================================
LIABILITIES
Payables and other liabilities:
Shares of beneficial interest redeemed                                                                               116,846
Dividends                                                                                                             27,265
Shareholder reports                                                                                                   14,172
Service plan fees                                                                                                      8,473
Other                                                                                                                  5,449
                                                                                                        ---------------------
Total liabilities                                                                                                    172,205

=============================================================================================================================
NET ASSETS                                                                                                       $19,061,547
                                                                                                        =====================

=============================================================================================================================
COMPOSITION OF NET ASSETS
Paid-in capital - applicable to 19,061,547 shares of beneficial interest outstanding                             $19,061,547
                                                                                                        =====================

=============================================================================================================================
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE                                                         $1.00


See accompanying Notes to Financial Statements.


=============================================================================================================================
STATEMENT OF OPERATIONS For the Six Months Ended June 30, 1998 (Unaudited)
Ventennial America Fund, L.P.

=============================================================================================================================
INVESTMENT INCOME - Interest                                                                                        $441,763

=============================================================================================================================
EXPENSES
Management fees - Note 3                                                                                              35,560
-----------------------------------------------------------------------------------------------------------------------------
Service plan fees - Note 3                                                                                            15,286
-----------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees - Note 3                                                                 9,391
-----------------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                                    8,563
-----------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                            6,126
-----------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                                                                                           3,948
-----------------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                                            2,990
-----------------------------------------------------------------------------------------------------------------------------
Managing General Partners' fees and expenses                                                                           1,129
-----------------------------------------------------------------------------------------------------------------------------
Insurance expenses                                                                                                       881
-----------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                     62
                                                                                                        ---------------------
Total expenses                                                                                                        83,936
Less expenses paid indirectly - Note 3                                                                                (2,275)
                                                                                                        ---------------------
Net expenses                                                                                                          81,661

=============================================================================================================================
NET INVESTMENT INCOME                                                                                               $360,102
                                                                                                        =====================



=============================================================================================================================
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                     SIX MONTHS ENDED
                                                                                      JUNE 30, 1998          YEAR ENDED
                                                                                       (UNAUDITED)       DECEMBER 31, 1997
=============================================================================================================================
OPERATIONS
Net investment income                                                                          $360,102             $739,196

=============================================================================================================================
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS                                                    (360,102)            (739,196)

=============================================================================================================================
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting from
beneficial interest transactions - Note 2                                                     4,481,432           (4,081,282)

=============================================================================================================================
NET ASSETS
Total increase (decrease)                                                                     4,481,432           (4,081,282)
-----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                          14,580,115           18,661,397
                                                                                   ------------------------------------------
End of period                                                                               $19,061,547          $14,580,115
                                                                                   ==========================================



See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Centennial America Fund, L.P.

                                                    Six Months
                                                    Ended June 30,      Year Ended December 31,
                                                    1998 (Unaudited)    1997          1996         1995          1994         1993

==================================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                  $1.00               $1.00         $1.00        $1.00        $1.00      $1.00
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations - net
investment income and net realized gain                 .02                 .05           .05          .04          .03        .02
Dividends and distributions to shareholders            (.02)               (.05)         (.05)        (.04)        (.03)      (.02)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $1.00               $1.00         $1.00        $1.00        $1.00      $1.00
                                               ===================================================================================

==================================================================================================================================
Total Return (1)                                       2.26%               4.63%         4.69%        4.56%        2.91%      2.23%
==================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)            $19,062             $14,580       $18,661      $11,102       $6,201     $4,349
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $15,961             $16,320       $16,998      $ 7,862       $5,693     $4,780
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                  4.55%(2)            4.53%         4.52%        4.48%        2.89%      2.22%
Expenses, before voluntary reimbursement by
the Manager                                            1.06%(2)(3)         0.98%         0.86%        1.48%        1.47%      1.34%
Expenses, net of voluntary reimbursement by
the Manager                                              N/A                 N/A           N/A          N/A          N/A      1.13%


1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.
2.  Annualized.
3. The expense ratio reflects the effect of gross expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.



See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
Centennial America Fund, L.P.


1.  SIGNIFICANT ACCOUNTING POLICIES
    Centennial America Fund, L.P. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Fund is organized as a limited partnership and issues one class of shares, in the form of limited partnership interests. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.

    INVESTMENT VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

    REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

    FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to limited partnerships. As a limited partnership, the Fund is not subject to U.S. federal income tax, and the character of the income earned and capital gains or losses realized by the Fund flows directly through to shareholders. Therefore, no federal income or excise tax provision is required. Beginning in 1998, according to the provisions of the 1997 Taxpayer Relief Act, the Fund will elect to be treated as an "Electing 1987 Partnership". As such it will record a U.S. Federal income tax provision equal to 3.50% of gross income.

    DISTRIBUTIONS TO SHAREHOLDERS. The Fund intends to declare dividends from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. To effect its policy of maintaining a net asset value of $1.00 per share, the Fund may withhold dividends or make distributions of net realized gains.

    OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2.  SHARES OF BENEFICIAL INTEREST
    The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:


                                                   SIX MONTHS ENDED JUNE 30, 1998         YEAR ENDED DECEMBER 31, 1997
                                                   SHARES             AMOUNT              SHARES           AMOUNT


Sold                                                   23,310,294     $ 23,310,294           44,369,483    $ 44,369,483
Dividends and distributions reinvested                    315,636          315,636              706,803         706,803
Redeemed                                              (19,144,498)     (19,144,498)         (49,157,568)    (49,157,568)
                                                      -----------     ------------          -----------    ------------
Net increase (decrease)                                 4,481,432     $  4,481,432           (4,081,282)   $ (4,081,282)
                                                      ===========     ============           ==========    ============


Centennial America Fund, L.P.


3.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
    Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for an annual fee of 0.45% of the first $500 million of net assets and 0.40% on net assets over $500 million.

    Shareholder Services, Inc. (SSI), a subsidiary of the Manager, is the transfer and shareholder servicing agent for the Fund and for other registered investment companies. SSI's total costs of providing such services are allocated ratably to these companies.

    Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

    Under an approved plan of distribution, the Fund expends 0.20% of its net assets annually to reimburse Centennial Asset Management Corporation, a subsidiary of the Manager, for costs incurred in distributing shares of the Fund, including amounts paid to brokers, dealers, banks and other institutions.

CENTENNIAL AMERICA FUND, L.P.

OFFICERS AND MANAGING GENERAL PARTNERS
James C. Swain, Managing General Partner and Chairman
Bridget A. Macaskill, President
Robert G. Avis, Managing General Partner
William A. Baker, Managing General Partner
Charles Conrad, Jr., Managing General Partner
Sam Freedman, Managing General Partner
Raymond J. Kalinowski, Managing General Partner
C. Howard Kast, Managing General Partner
Robert M. Kirchner, Managing General Partner
Ned M. Steel, Managing General Partner
George C. Bowen, Vice President, Treasurer and Assistant Secretary Andrew J. Donohue, Vice President and Secretary
Carol E. Wolf, Vice President
Arthur J. Zimmer, Vice President
Robert J. Bishop, Assistant Treasurer
Scott T. Farrar, Assistant Treasurer
Robert G. Zack, Assistant Secretary

INVESTMENT ADVISOR
OppenheimerFunds, Inc.

DISTRIBUTOR
Centennial Asset Management Corporation

SUB-DISTRIBUTOR
OppenheimerFunds Distributor, Inc.

TRANSFER AND SHAREHOLDER SERVICING AGENT
Shareholder Services, Inc.

CUSTODIAN OF PORTFOLIO SECURITIES
Citibank, N.A.

INDEPENDENT AUDITORS
Deloitte & Touche LLP

LEGAL COUNSEL
Myer, Swanson, Adams & Wolf, P.C.

The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors.

This is a copy of a report to shareholders of Centennial America Fund, L.P. This report must be preceded or accompanied by a Prospectus of Centennial America Fund, L.P. For material information concerning the Fund, see the Prospectus.

For shareholder servicing call:
1-800-525-9310 (in U.S.)
303-768-3200 (outside U.S.)

Or write:
Shareholder Services, Inc.
P.O. Box 5143
Denver, CO  80217-5143

RS0870.001.0698

9